Document And Entity Information	Sep. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	QUMULUSAI, INC.
Document, Type	8-K
Document, Period End Date	Sep. 22, 2026
Entity, Incorporation, State or Country Code	GA
Entity, File Number	001-43398
Entity, Tax Identification Number	92-2681813
Entity, Address, Address Line One	817 W Peachtree Street NW
Entity, Address, Address Line Two	Suite 935
Entity, Address, City or Town	Atlanta
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30308
City Area Code	877
Local Phone Number	420-9242
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	QMLS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0002084026